ACCOUNTS PAYABLE AND ACCRUED EXPENSES AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2022
ACCOUNTS PAYABLE AND ACCRUED EXPENSES AND OTHER PAYABLES.
ACCOUNTS PAYABLE AND ACCRUED EXPENSES AND OTHER PAYABLES
11	ACCOUNTS PAYABLE AND ACCRUED EXPENSES AND OTHER PAYABLES

Accounts payable consisted of the following:

	As of December 31,
	2021	2022
Accounts payable for operating expenses	328,331	518,788
Accounts payable for purchase of property and equipment	3,573,468	2,574,096
	3,901,799	3,092,884

Accrued expenses and other payables consisted of the following:

	As of December 31,
	2021	2022

Consideration payables for acquisitions	1,855,261	183,220
Accrued payroll and welfare benefits	184,220	200,394
Accrued interest expenses	141,642	70,251
Income tax payable	139,667	202,589
Other tax payables	40,986	54,981
Accrued debt issuance costs and other financing costs	25,930	52,254
Amount due to related parties	24,144	16,995
Others	267,705	236,277
	2,679,555	1,016,961